BUSINESS COMBINATION AND REVERSE RECAPITALIZATION (Details Narrative) - shares		6 Months Ended	12 Months Ended
		Sep. 30, 2025	Mar. 31, 2025		Mar. 31, 2024 [1]
Business Combination [Line Items]
Number of ordinary holdback shares		450,000	450,000
Common Class A [Member]
Business Combination [Line Items]
Ordinary shares, shares issued		4,755,277	4,821,281	[1]
Ordinary shares, shares outstanding		4,755,277	4,821,281	[1]
Common Class B [Member]
Business Combination [Line Items]
Ordinary shares, shares issued		4,500,000	4,050,000		4,500,000
Ordinary shares, shares outstanding		4,500,000	4,050,000	[1]	4,500,000
Number of ordinary holdback shares		450,000	450,000	[1]
Warrants issued			6,546,254
Warrants outstanding			6,546,254
Common Stock [Member] | Common Class A [Member]
Business Combination [Line Items]
Number of ordinary shares issued, acquisition			2,921,281
Number of ordinary shares, issued	[2]		1,900,000
Common Stock [Member] | Common Class B [Member]
Business Combination [Line Items]
Number of ordinary shares issued, acquisition			4,500,000
Number of ordinary holdback shares			450,000
Merger Agreement [Member]
Business Combination [Line Items]
Ordinary shares, shares issued			9,321,281
Ordinary shares, shares outstanding			8,871,281
Merger Agreement [Member] | Common Class A [Member]
Business Combination [Line Items]
Number of ordinary shares issued, acquisition			1,900,000
Merger Agreement [Member] | Common Class B [Member]
Business Combination [Line Items]
Number of ordinary shares issued, acquisition			4,500,000
Merger Agreement [Member] | Common Stock [Member]
Business Combination [Line Items]
Number of ordinary shares issued, acquisition			6,400,000
Redomestication Merger [Member]
Business Combination [Line Items]
Number of ordinary shares, issued			1,833,152
Redomestication Merger [Member] | Underwriter [Member]
Business Combination [Line Items]
Sale of stock number of shares issued in transaction			50,500
Redomestication Merger [Member] | Convertible Promissory Note [Member]
Business Combination [Line Items]
Number of ordinary shares, converted			537,629
Redomestication Merger [Member] | Private Placement Investors [Member]
Business Combination [Line Items]
Additional ordinary shares, transferred			500,000

[1]	The numbers of shares are presented on a retroactive basis to reflect the reverse recapitalization as described in Note 4.
[2]	The numbers of shares are presented on a retroactive basis to reflect the reverse recapitalization as described in Note 4.